RECENT ACTIVITIES	12 Months Ended
Dec. 31, 2013
Recent Activities
RECENT ACTIVITIES
20. RECENT ACTIVITIES

These financial statements include a discussion of material events which have occurred subsequent to December 31, 2013 (referred to as “subsequent events”) through the issuance of these consolidated financial statements. Events subsequent to that date have not been considered in these financial statements.

On February 13, 2014, Newcastle completed the spin-off of its media business, as detailed in Note 4, and establishment of New Media as a separate, publicly traded company (NYSE:NEWM). The spin-off was effected as a taxable pro rata distribution by Newcastle of all of the outstanding shares of common stock it held of New Media to Newcastle’s common stockholders of record at the close of business on February 6, 2014. The distribution ratio was 0.0722 shares of New Media common stock for each share of Newcastle common stock.

In January 2014, Newcastle completed the acquisitions of two senior housing properties for an aggregate purchase price of approximately $23.0 million plus acquisition costs. Each of these acquisitions was accounted for as a business combination, under which all assets acquired and liabilities assumed are recognized at their acquisition-date fair value with acquisition-related costs being expensed as incurred.

In January 2014, Newcastle sold $503.0 million face amount of the remaining FNMA/FHLMC securities at an average price of 105.82% for total proceeds of $532.2 million and repaid $516.1 million of associated repurchase agreements. Newcastle recognized a net gain of approximately $1.9 million on the sale of these securities.

In January 2014, Intrawest, a portfolio company of a private equity fund managed by an affiliate of Newcastle’s Manager completed a $37.5 million primary offering and a $150.0 million secondary offering. At December 31, 2013, Newcastle had an outstanding investment balance of $185.6 million in Intrawest’s debt. Following Intrawest’s public offerings, Newcastle received total cash of $83.3 million, which reduced the face of the debt balance down to $99.4 million.

In January 2014, Newcastle financed an additional $50.0 million face amount of previously repurchased CDO bonds payable with repurchase agreements for $30.8 million. These repurchase agreements bear interest at one month LIBOR + 1.65%, mature in March 2014 and are subject to customary margin provisions.